CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (USD $)	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Statutory Reserve	Retained Earnings	Non Controlling Interest
Balance at Dec. 31, 2008	$ 10,420,995	$ 150,000	$ 100,000	$ 511,890	$ 661,597	$ 5,239,100	$ 3,758,408
Balance (in shares) at Dec. 31, 2008		15,000,000
Net income	9,727,205					8,012,535	1,714,670
Transfer to statutory reserve					431,734	(431,734)
Foreign currency translation adjustment	31,146			31,146
Balance at Dec. 31, 2009	20,179,346	150,000	100,000	543,036	1,093,331	12,819,901	5,473,078
Balance (in shares) at Dec. 31, 2009		15,000,000
Net income	17,545,735					14,648,338	2,897,397
Transfer to statutory reserve					1,581,126	(1,581,126)
Issuance of ordinary shares (in shares)		5,000,000
Issuance of ordinary shares	20,345,000	50,000	20,295,000
Share-based compensation to employee	19,096		19,096
Debt forgiven by shareholder	12,924,000		12,924,000
Foreign currency translation adjustment	1,649,960			1,649,960
Balance at Dec. 31, 2010	72,663,137	200,000	33,338,096	2,192,996	2,674,457	25,887,113	8,370,475
Balance (in shares) at Dec. 31, 2010		20,000,000
Net income	13,054,652					11,547,705	1,506,947
Transfer to statutory reserve					1,210,351	(1,210,351)
Share-based compensation to employee	105,605		105,605
IPO expense compensation	440,955		440,955
Foreign currency translation adjustment	3,102,645			3,102,645
Balance at Dec. 31, 2011	$ 89,366,994	$ 200,000	$ 33,884,656	$ 5,295,641	$ 3,884,808	$ 36,224,467	$ 9,877,422
Balance (in shares) at Dec. 31, 2011		20,000,000